Interest in Associates - Summary of Particulars of Material Associate (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [Line Items]
Paid up capital	¥ 254,056,000,000	¥ 179,102,000,000	¥ 179,102,000,000	¥ 179,101,000,000
China Tower Corporation Limited [member]
Disclosure of associates [Line Items]
Name		Tower Company
Form of business structure		Incorporated
Place of incorporation		The PRC
Place of business		The PRC
Proportion of ownership interest held by a subsidiary	28.10%	28.10%	28.10%
Paid up capital		¥ 129,344,615,024
Principal activities		Construction, maintenance and operation of communications towers in the PRC (Note 41.2)